Income Taxes	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Income Taxes

NOTE 24 — INCOME TAXES

Income tax benefit (expense)

The Company and its subsidiaries compute income taxes in accordance with the applicable tax rules and regulations of the numerous tax authorities where the Group operates. The tax regimes and income tax rates legislated by these taxing authorities vary substantially. In foreign countries, income taxes are often accrued based on deemed profits calculated as a percentage of sales as defined by local government tax authorities.

Due to the mobile nature of seismic acquisition activities, current relationships between the French and foreign components of such tax items are not reliable indicators of such relationships in future periods.

	December 31,
	2017	2016	2015
	(In millions of US$)
France
Current income tax expense	—	—	—
Adjustments on income tax recognized in the period for prior periods	0.1	0.2	(0.6)
Deferred taxes on temporary differences for the period	(0.2)	(5.5)	(15.6)
Deferred taxes recognized in the period for prior periods(1)	(3.4)	0.1	(46.1)

Total France	(3.5)	(5.2)	(62.3)
Foreign countries
Current income tax expense, including withholding taxes	(24.7)	(21.3)	(39.4)
Adjustments on income tax recognized in the period for prior periods(3)	1.4	9.9	(0.9)
Deferred taxes on temporary differences for the period	49.5	43.0	28.4
Deferred taxes recognized in the period for prior periods(2)	(46.4)	(12.7)	(2.8)

Total Foreign countries	(20.2)	18.9	(14.7)
Total income tax benefit (expense)	(23.7)	13.7	(77.0)

(1)	In 2015, included a reversal of deferred tax assets on French losses carried forward amounting to US$48.0 million based on tax planning.
(2)

In 2017, included valuation allowances on deferred tax assets of US$45.5 million in several countries, notably in US (US$32.0 million) based on their probable recovery regarding existing taxable items (see note 1 to the consolidated financial statements). In 2016, included valuation allowances on deferred tax assets amounting to US$7.5 million.

(3)	In 2016, was mainly impacted by changes in estimates, use of tax credits and carry-back in North America.

US Tax reform

On December 22, 2017, the Tax Cuts and Jobs Act (the “US Tax Reform”) was enacted. Among the significant changes, the US Tax Reform lowers the US federal corporate income tax rate from 35% to 21%, repeals AMT, imposes significant additional limitations on the deductibility of interest, and puts into effect the migration from a “worldwide” system of taxation to a “mixed” territorial system.

In 2017, the Group started working on the impact of the US tax reform on the net income tax expense of the Group, and identified as at March 8, 2018, the date on which the consolidated financial statements where authorized for issue, the following best estimate based on information available at this time:

•

the change in the US corporate income tax rate had a favorable impact on deferred taxes liabilities on timing differences for the period of US$37 million. Note that this favorable impact was compensated by a valuation allowance on US deferred tax assets recognized in prior periods of US$32 million based on recovery perspectives (note 2 above):

•	the limitation imposed to the future usage of net operating losses did not impact require any further valuation allowance to the one mentioned above;

•	AMT credits of US$2.3 million have been fully recognized as receivables (previously considered as Deferred tax);

•	a “subpart F income” inclusion estimate has been included as a deferred tax liability for those of our subsidiaries that are concerned by such a change;

•	CGG would not incur any liability in 2017 nor 2018 as a result of the Transition Tax.

As at March 8, 2018, the assessment process of the impact of all the US tax measures for the Group is still ongoing, in particular, but not limited to:

•	the new Global Intangible Low-Taxed Income (GILTI) tax rules;

•	the new Base Erosion and Anti-Abuse Tax (“BEAT”)

•	the Foreign Derived Intangible Income deduction (“FDII”);

•	and the limitation to interest deduction and executive compensation

As at March 8, 2018, the Group anticipates limited accounting impacts arising from the US Tax Reform, mainly due to unrecognized deferred tax assets on tax losses carried forward.

Income tax reconciliation

The reconciliation between income tax expense in the income statement and the theoretical tax charge is detailed below:

	2017	2016	2015
	(In millions of US$)
Net income (loss)	(514.1)	(576.6)	(1,446.2)
Income taxes	(23.7)	13.7	(77.0)
Net Income (loss) before taxes	(490.4)	(590.3)	(1,369.2)
Equity investment companies income	(20.1)	(8.2)	21.4
Theoretical tax basis	(470.3)	(582.1)	(1,390.6)
Enacted tax rate in France	34.43%	34.43%	38.00%
Theoretical taxes	161.9	200.4	528.4
Differences on tax:
Differences in tax rates between France and foreign countries	0.3	23.9	37.1
Change in local tax rates enacted by US and French tax laws(6)	43.3	—	—
Non-deductible part of dividends	(0.6)	(1.8)	(1.1)
Adjustments on the tax expense recognized in the period for prior periods(3)	1.6	10.1	(2.1)
Adjustments on the deferred tax expense recognized in the period for prior periods	(4.3)	(5.1)	5.2
Valuation allowance on deferred tax assets previously recognized on losses on the French tax group(1)	—	—	(48.0)
Valuation allowance on deferred tax assets previously recognized on losses on foreign entities(2)	(45.5)	(7.5)	(6.1)
Other permanent differences (including withholding taxes)(4)	(22.0)	(7.0)	(344.5)
Deferred tax unrecognized on losses of the period on the French tax group(5)	(117.6)	(150.4)	(173.9)
Deferred tax unrecognized on losses of the period on foreign entities(5)	(42.7)	(51.7)	(73.2)
Unrecognized deferred tax on losses of prior periods	2.8	2.6	2.8
Income tax and deferred tax on Argas net income (equity method company)	(0.9)	0.2	(1.6)

Income taxes	(23.7)	13.7	(77.0)

(1)(2)	(3) See comments on income tax benefit (expense) above.
(4	In 2015, permanent differences included US$365.0 million impairment of the Marine goodwill and US$438.8 million related to GGR CGUs goodwill depreciation (see note 21).
(5)	Corresponds notably to the French, Norwegian and US tax groups according to short and medium term uncertainties and revised tax planning.
(6)

The US corporate income tax rate used for tax calculations decreased from 35% in 2016 to 21% in 2017, which had a favorable tax impact of US$37 million in 2017. In France, the corporate income tax rate will reduce over a five-year period from 34.43% to 25%, which had a favorable impact on deferred taxes calculation in 2017 of US$6.3 million.

Deferred tax assets and liabilities

	December 31,
	2017	2016	2015
	(In millions of US$)
Total deferred tax assets	21.9	26.0	52.2

Total deferred tax liabilities	(62.0)	(67.6)	(136.3)

Total deferred taxes, net	(40.1)	(41.6)	(84.1)

Net deferred tax assets (liabilities) per nature

	December 31,
	2017	2016	2015
	(In millions of US$)
Non-deductible provisions (including pensions and profit sharing)	24.4	28.9	38.5
Tangible assets	28.4	46.9	42.5
Effect of currency translation adjustment not recognized in income statement	(2.5)	(42.5)	(44.5)
Multi-client surveys (including deferred revenues)	(147.6)	(152.8)	(185.7)
Assets reassessed in purchase accounting of acquisitions	(32.4)	(49.0)	(53.4)
Development costs capitalized	(23.6)	(26.9)	(25.2)
Other deferred revenues	(19.4)	2.0	(3.8)
Convertible bonds and other financial instruments	(12.3)	1.6	0.8
R&D credits	44.2	39.4	27.0
Other	10.5	4.5	22.8

Total deferred tax assets net of deferred tax (liabilities) related to timing differences	(130.3)	(147.9)	(181.0)
Tax losses carried forward	90.2	106.3	96.9

Total deferred tax assets net of deferred tax (liabilities)	(40.1)	(41.6)	(84.1)

Deferred tax assets (liabilities) per tax group as of December 31, 2017

	France(1)	Norway(1)	US(1)	Other	Total
	(In millions of US$)
Net deferred tax assets (liabilities) related to timing differences	(73.1)	—	(25.8)	(31.4)	(130.3)
Deferred tax assets on losses carried forward(2)	36.5	11.0	14.1	28.6	90.2

Total deferred tax assets (liabilities)	(36.6)	11.0	(11.7)	(2.8)	(40.1)

(1)	The deferred taxes recognized on losses carried forward are recoverable without expiration date.
(2)	See note 1-6 to the consolidated statements for rules of recognition of deferred tax assets

Net operating loss carried forward not recognized as of December 31, 2017

	France	Foreign countries	Total
	(In millions of US$)
Losses scheduled to expire in 2018	—	1.6	1.6
Losses scheduled to expire in 2019 and thereafter	—	178.2	178.2
Losses available indefinitely	1,639.8	264.0	1,903.8

Total	1,639.8	443.8	2,083.6

Tax audit and litigation

US

The Group was litigating the tax authorities’ position related to the tax audit of CGG Americas covering fiscal years 2006 and 2007 before the Civil Courts for the use of G&G amortization method denied by IRS. A favorable decision was issued on June 20, 2017 without appeal from IRS. The litigation is closed. The refunds and carry-back receivables dated 2009 were received in 2017.

The tax audit regarding CGG Holding (U.S.) Inc. for the 2007 fiscal year and extended to 2016 is ongoing.

In 2012, CGG Holding (U.S.) Inc. received a redetermination notice regarding its Texas State tax for the years 2007 and 2008 for US$3.4 million. The Group litigated the Texas Comptroller’s position before the Civil Courts. A favorable decision was rendered in February 2014 and confirmed in October 2014. The Comptroller appealed in November 2014. Hearing took place in November 2015. In March 2016, the Third Court of Appeals rendered their decision in favor of CGG and issued the Mandate in June 2016. CGG entered into settlement agreements for years 2008 (in April 2017) and 2009-2010 (in August 2017) to close the above-mentioned litigation, as well the pending refund claims filed in 2011 through amended returns. Refunds were received in 2017. The litigation is closed.

Brazil

Municipality of Rio de Janeiro has claimed to Veritas do Brazil Ltda that services taxes (ISS) are payable for 2001 to 2008 which has been duly disputed.

Further to the favorable decision of the judicial court received by Veritas do Brasil Ltda in 2014, the administrative procedure covering 2001 to May 2003 has been officially terminated in March 2015 and the tax assessment cancelled in January 2016. In March 2016, the Municipality filed a Rescission Action in order to have the favorable decision cancelled; the Group filed the response to the action in June 2016. In December 2016, Public attorney’s office agreed that there are no grounds to re-discuss the merit of the case, but understood that the action shall be ruled. In February 2017, CGG filed a petition to object the ruling. CGG is waiting for Municipality and public attorney’s office response. The Group considers that there is no proper ground for this action.

For years September 2003-2008 (taxes at stake: US$12 million), the administrative procedure is still ongoing and should result in the same cancellation considering that the reassessment is based on the same arguments than those cancelled by the judicial court.

No provision is recognized as the Group considers that these contingencies should resolve in its favor.

Following a 2012 audit on year 2009, CGG do Brazil Participacoes Ltda was reassessed US$6.1 million of withholding tax and US$4 million of CIDE (Contribution for Intervening in Economic Domain) on charter contracts. The reassessment was disputed. In 2014, the company received and appealed against an unfavorable decision from the Administrative Court. In July 2017, CIDE case was ruled against CGG and the company decided to enter into an amnesty program (PERT). The litigation has been dropped and parties agreed on a final settlement of approximately US$2.7 million fully settled in January 2018. The final decision regarding withholding is still pending.

In 2016, a new audit was conducted for fiscal year 2013. CGG do Brazil Participacoes Ltda received tax reassessments on December 20, 2017 for amounts of US$15 million for withholding tax and US$10 million for CIDE. The company appealed in January 2018 against the reassessments. No provision is recognized.

Peru

The Peru tax authorities were claiming additional withholding taxes on technical services for 2012 and 2013 for CGG Land (U.S.) Inc Sucursal del Peru for an amount of US$15 million. The company disputed the reassessment and the litigation was at the Fiscal Tribunal stage. A final resolution in favor of CGG was notified in May 2017. A nullity action has been launched against this resolution by the Tax Authorities. No provision is recognized for this litigation.

Middle East

In Egypt, there were ongoing discussions with the tax authorities on the US$15 million tax claim, based on revenues earned without any deduction of costs incurred. In 2015, executive regulations confirmed the deemed profit taxation principle. In March 2017, an agreement was reached with the tax authorities to settle the taxes at approximately US$1.5 million which was consistent with the existing provision in the accounts. After the settlement, CGG appealed in October 2017 to object late payment interests and penalties.

Norway

In 2015, the Norwegian tax authorities issued a reassessment of US$24 million before interest and penalties against CGG Marine Resources Norge AS, which was primarily due to transfer pricing adjustments. The reassessment was duly disputed and in May 2017 the Norwegian tax authorities issued a closure notice, confirming no adjustments were required. No provision was originally recognized.